Semiannual Report

as of December 31, 2000

Evergreen

Equity Funds

Evergreen Funds
SINCE 1932

MUTUAL FUND SERVICE AWARD 2000

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Evergreen Distributor, Inc.
Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders
February 2001

     William M. Ennis

Dear Evergreen Shareholders:

We are pleased to provide the Evergreen Equity Funds semiannual report, which covers the six-month period ended December 31, 2000.

A Challenging Environment for Investors

During 2000, U.S. equity markets challenged investors with a series of turbulent ups and downs and a constant rotation from one sector to another. The market favored the new economy then the old economy, big caps then mid-caps, value then growth, dot coms then technology equipment—creating significant uncertainties for investors. In the beginning of the period, investors looked to the Federal Reserve Board’s upward interest rate adjustments to offset unsustainable growth. By the end of the period, a profoundly slowing economy indicated that the Federal Reserve Board would soon take an opposite stance and decrease interest rates. Thus far in 2001, the Federal Reserve Board has lowered interest rates twice in an effort to stimulate the slumping economy.

Concerns about wage-driven inflation, higher interest rates, increasing oil prices and the uncertainty over the presidential election also affected market valuations and volatility during the period. Although such factors have the potential to meaningfully slow the economy, many leading indicators continue to demonstrate strength. We believe that the Federal Reserve’s focus on interest rates may successfully stimulate the slumping U.S. economy at a moderate and sustainable pace

The Value of Diversification

An environment like this past year’s offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives. Please visit us online at www.evergreen-funds.com for more information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

EVERGREEN
Equity Index Fund
Fund at a Glance as of December 31, 2000

PORTFOLIO PROFILE

Philosophy

Evergreen Equity Index Fund seeks investment results that achieve price and yield performance similar to the Standard & Poor’s 500 Index.

Process

The Fund invests only in stocks represented in the S&P 500 Index. The Fund’s cash position is invested in index futures to minimize tracking errors. Portfolio turnover is minimal and is the result of index compositional changes.

Benchmark

Standard & Poor’s 500 Index (S&P 500)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class I shares prior to its inception is based on the performance of the Class Y shares of the Fund's predecessors, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Class IS shares prior to its inception is based on the performance of (1) the Class A shares of the Fund’s predecessor CoreFund Equity Index Fund from 10/9/1996 to 7/27/1997 (2) the Class Y shares of the Fund’s predecessor CoreFund Equity Index Fund from 6/1/1991 to 10/8/1996 and (3) the Class Y shares of the Fund’s predecessor Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of (1) the Fund’s Class I shares from 7/27/1998 to the inception of Classes A, B and C, (2) the Class Y shares of the Fund’s predecessor, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and (3) the Class Y shares of the Fund’s predecessor, Viking Index Fund from 2/14/1985 through 5/31/1991. These historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Classes A and IS, 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. The advisor is currently waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date:	Class A	Class B	Class C	Class IS	Class I
2/14/1985	11/04/1998	11/03/1998	4/30/1999	10/09/1996	2/14/1985
Class Inception Date

6 month returns

6 month w/ sales charge	-13.15%	-13.69	-10.97%	n/a	n/a

6 month w/o sales charge	-8.82%	-9.18%	-9.17%	-8.84%	-8.72%

Average Annual Returns*

1 year w/ sales charge	-13.77%	-14.62%	-11.91%	n/a	n/a

1 year w/o sales charge	-9.47%	-10.15%	-10.12%	-9.47%	-9.26%

5 years	16.62%	17.17%	17.50%	17.71%	17.89%

10 years	16.12%	16.50%	16.56%	16.66%	16.75%

Maximum Sales Charge	4.75%	5.00%	2.00%
	Front End	CDSC	CDSC	n/a	n/a

6-month income
dividends per share	$0.20	$0.04	$0.04	$0.20	$0.27

6-month capital gain
distributions per share	$0.25	$0.25	$0.25	$0.25	$0.25

* Adjusted for maximum applicable sales charge

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Equity Index Fund, Class A1 shares, S&P 500 and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

“Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Institutional Asset Management. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

All data is as of December 31, 2000 and is subject to change.

EVERGREEN
Equity Index Fund
Portfolio Manager Commentary

“We believe equities represent an attractive investment for the longer-term and think the Fund provides an excellent way to achieve a diversified exposure to both individual stocks and sectors”

Portfolio Management

William E. Zieff Tenure: July 2000

How did the Fund perform over the past six months?

Evergreen Equity Index Fund’s Class A Shares returned –8.82% for the six-month period ended December 31, 2000, tracking the S&P 500, which returned –8.72% for the same period. Return is before deduction of any applicable sales charges. The Fund’s objective is to provide exposure to the S&P 500, with minimal variation; so typically, the Fund’s performance will closely align with that of the S&P 500. The investment process is designed to keep trading and administrative costs low, minimizing the differential in returns between the Fund and the S&P 500.

Portfolio Characteristics

(as of 12/31/2000)

Total Net Assets	$745,643,387

Number of Holdings	503

P/E Ratio	24.1x

Beta	1.00

What was the Fund’s investment environment like during the period?

The stock market was extremely volatile, extending the period of wide market and sector swings experienced earlier in the calendar year. In particular, technology and internet-related stocks suffered on expectations of weaker demand and lower revenues. Economic growth slowed significantly between the year’s second and third quarters, as stock prices fell and corporate profit growth slowed. The combination tempered both consumer confidence and consumer spending. Over the past six months, 33 new companies were added to the S&P 500. Mergers and acquisitions generated approximately two-thirds of the turnover. The remaining third resulted from an active effort by Standard & Poor’s to eliminate the small index weights of companies that had accumulated over time. Standard & Poor’s made a deliberate attempt to correct for this during the year, and particularly in the fourth quarter, by migrating 10 companies down to the S&P Small Cap Index and eliminating 11 companies due to “lack of representation” or very small positions.

EVERGREEN
Equity Index Fund
Portfolio Manager Commentary

Top 5 Sectors

(as a percentage of 12/31/2000 net assets)

Information Technology	20.2%

Financials	17.2%

Health Care	13.9%

Industrials	10.4%

Consumer Discretionary	10.0%

How did these changes affect the Fund?

The changes were incorporated into the Fund, so that the Fund would continue to track the performance of the S&P 500. Additions and deletions to the S&P 500 are closely monitored so that they can be reflected in the portfolio in the most timely and cost effective manner. We use various portfolio construction tools in the daily investment of cash flows to help keep the Fund in line with the benchmark in terms of industry weights and portfolio characteristics. As a result, the Fund has remained fully invested at all times, and is rebalanced daily to ensure consistency with the S&P 500.

Top 10 Holdings

(as a percentage of 12/31/2000 net assets)

General Electric Co.	4.0%

Exxon Mobil Corp.	2.5%

Pfizer, Inc.	2.4%

Cisco Systems, Inc.	2.3%

Citigroup, Inc.	2.1%

Wal-Mart Stores, Inc.	2.0%

Microsoft Corp.	1.9%

American International Group, Inc.	1.9%

Merck & Co., Inc.	1.8%

Intel Corp.	1.7%

What is your outlook over the next six months?

We think there could be some near-term uncertainty, but are optimistic longer-term. The downshift in the economy’s growth rate between last year’s second and third quarters and the bursting of the dot-com bubble with its excesses, all created renewed uncertainty for investors. Further, recent data suggests the economy has continued to weaken through the end of 2000, adding more uncertainty. As a result, we expect the outlook for equities in the immediate future to depend on how long the slowdown in economic growth persists and how severe the impact is on corporate earnings. Investors will likely focus on the Federal Reserve Board’s interest rate policy, particularly after their unexpected 1/2% rate cut, which took place shortly after the beginning of 2001. Nonetheless, the resetting of investors’ expectations and their attention to risk is set against a backdrop of sound economic fundamentals and a strong corporate America. We believe equities represent an attractive investment for the longer-term and think the Fund provides an excellent way to achieve a diversified exposure to both individual stocks and sectors.

EVERGREEN
Special Equity Fund
Fund at a Glance as of December 31, 2000

PORTFOLIO PROFILE

Philosophy

Evergreen Special Equity Fund seeks capital growth by investing in companies with small market capitalizations.

 Process

The Fund employs a “bottom-up” approach to investing, selecting stocks that have passed a rigorous screening process which employs both qualitative and quantitative analysis. To qualify for investment, a stock must meet high expectations for return potential based on growth, value and momentum factors.

Benchmark

Russell 2000 Index (Russell 2000)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class I shares prior to its inception is based on the performance of the Class Y shares of the Fund’s predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class IS prior to its inception is based on the performance of the Class A shares of the Fund’s predecessor fund, CoreFund Special Equity Fund, and reflects the same 0.25% 12b-1 fee applicable to Class IS. Historical performance shown for Classes A, B and C prior to their inception is based on 1) Class IS from 7/27/1998 to their inception, 2) the performance of the Class A shares of the Fund’s predecessor fund, CoreFund Special Equity Fund from 2/21/1995 through 7/26/1998 and 3) the original class of shares of the Fund’s predecessor fund from 3/15/1994 to 2/20/1995. The performance has not been adjusted to reflect the differences in the 12b-1 fees applicable to each class. These fees are 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected returns for Classes B and C would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The Fund’s investment objective is non-fundamental and may be changed without a vote of the Fund’s shareholders.

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date:
3/15/1994	Class A	Class B	Class C	Class IS	Class I
Class Inception Date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

6 month returns

6 month w/ sales charge	-17.62%	-17.80	-15.49%	n/a	n/a

6 month w/o sales charge	-13.52%	-13.95%	-13.95%	-13.56%	-13.50%

Average Annual Returns*

1 year w/ sales charge	-12.29%	-12.83%	-10.37%	n/a	n/a

1 year w/o sales charge	-7.94%	-8.73%	-8.73%	-7.93%	-7.76%

5 years	19.21%	19.93%	20.13%	20.40%	20.71%

Since Portfolio Inception	17.07%	17.74%	17.74%	17.94%	18.15%

Maximum Sales Charge	4.75%	5.00%	2.00%
	Front End	CDSC	CDSC	n/a	n/a

6-month capital gain
distributions per share	$1.58	$1.58	$1.58	$1.58	$1.58

* Adjusted for maximum applicable sales charge.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Special Equity Fund, Class A shares1 , versus a similar investment in the Russell 2000 and the Consumer Price Index (CPI).

The Russell 2000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results, however it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of December 31, 2000 and is subject to change.

EVERGREEN
Special Equity Fund
Portfolio Manager Commentary

“We will continue to seek stocks that we believe are poised to move higher over the next six months.”

Portfolio Management

Timothy M.	Eric M. Teal
Stevenson, CFA,	Tenure: October 1999
CMT
Tenure: October 1999
Mark Thiele
Tenure: October 2000

How did the Fund perform over the past six months?

The Evergreen Special Equity Fund Class A shares returned –13.52% for the six-month period ended December 31, 2000, lagging the –5.88% return produced by the Russell 2000, during the same period. Return is before deduction of any applicable sales charges. We attribute the underperformance to the Fund’s long-term strategy tilt toward investing in growth stocks, as well as the Fund’s lighter weighting in value and financial stocks. During the period, market sentiment leaned heavily toward value stocks, pushing their prices higher. In contrast, the prices of growth stocks remained volatile, and the sector was generally out-of-favor with investors. The dramatic disparity in performance between the two sectors is depicted by these closely followed indices. For the six-month period ended December 31, 2000, the Russell 2000 Value Index rose by 16.04%. In contrast, the Russell 2000 Growth Index fell by 23.37%, during the same period.

Portfolio Characteristics

(as of 12/31/2000)

Total Net Assets	$379,797,540

Number of Holdings	148

P/E Ratio	19.3x

Beta	0.91

Growth stocks had been popular with investors through the beginning of 2000. Why did market sentiment rotate out of growth stocks into value stocks?

Six interest rate increases, rising energy costs and profit deceleration proved that technology stocks were not immune to a market correction. For most of last year, investors sought safe havens to avoid the volatility that was taking place in growth stocks. Many growth stocks—particularly in the technology sector—had been valued at extraordinarily high levels, during the market's speculative phase. Further, investors often used unconventional means to arrive at these valuations. For example, many highly valued stocks represented companies that had generated little to no earnings, so investors drove their stock prices higher based on anticipated sales or earnings.

Stock prices and valuations began to plummet in the spring of 2000 as investors became concerned that higher rates would slow economic growth, dampening corporate sales and earnings. As the year progressed, investors continued to work off the market’s pricing excesses that had built-up when market sentiment was euphoric. Stock valuations collapsed to more reasonable levels—particularly in growth stocks and particularly in the technology sector. Prices were extraordinarily volatile and investors sought safe

EVERGREEN
Special Equity Fund
Portfolio Manager Commentary

havens to avoid the market’s swings. Value stocks often became the investment of choice, because of the well-established companies they represented and because of their reasonable stock valuations.

Top 5 Sectors

(as a percentage of 12/31/2000 net assets)

Health Care	19.5%

Information Technology	18.6%

Industrials	18.0%

Consumer Discretionary	13.2%

Financials	11.4%

How did you balance the Fund’s long-term strategy tilt toward growth stocks with that type of market environment?

We maintained a longer-term perspective, seeking to take advantage of the longer-term opportunities market shifts often create. All financial markets experience upheaval from time-to-time. We believe the Fund’s investment approach—a disciplined, highly quantitative investment process of “bottom up” security selection—may provide positive returns over the longer-run. The process focuses on identifying winning investment ideas regardless of sector diversification, particularly favoring stocks with strong momentum characteristics.

Risk/return trade-off is a key element in the Fund’s stock selection process, so while we maintained the Fund’s tilt toward growth and technology, we avoided internet stocks. We increased the Fund’s energy holdings because we believe the sector has strong earnings momentum and substantial total return potential. We also added selectively to holdings in the financial sector; however, we largely avoided investment in real estate investment trusts (REITs). As a group, REITs generated a solid return last year. Despite their lack of liquidity, many investors sought them as a safe haven, pushing prices higher.

Top 10 Holdings

(as a percentage of 12/31/2000 net assets)

Cabot Corp.	2.2%

Shaw Group, Inc.	2.2%

Copart, Inc.	2.2%

Callon Petroleum Co.	2.0%

Perkinelmer, Inc.	1.9%

Human Genome Sciences, Inc.	1.8%

Lennar Corp.	1.8%

American Capital Strategies, Ltd.	1.8%

Mettler-Toledo International, Inc.	1.7%

Mercury Interactive Corp.	1.4%

What is your outlook for growth stocks over the next six months?

We are positive about the equity markets in general, and small-cap stocks, in particular. We expect interest rates to fall, enabling the economy to grow at a 2 1/2% to 3 1/2% annualized pace, and not fall into a recession. With this solid - but not excessive growth, we believe investors will reduce the substantial risk premium that has been built into small-cap stock prices, allowing volatility to subside. This bodes well for the performance of small-cap stocks on both an absolute basis and also versus their large-cap counterparts. We think small-cap stocks have more compelling value than large-cap stocks because prior to last year, returns were concentrated among the largest growth stocks. This value, combined with an easier Federal Reserve Board policy and positive economic fundamentals, could enable small-cap stocks to lead the market higher, despite slower corporate earnings growth.

EVERGREEN
Special Equity Fund
Portfolio Manager Commentary

We will continue to seek stocks that we believe are poised to move higher over the next six months. In particular, we are positive about the longer-term trends that we see in place for energy. We anticipate earnings momentum, even with oil and gas prices stabilizing. We also still favor technology. Although we expect cyclical demand to be on hold for the near-term, we believe there will be a continuation in secular demand. Further, the valuations of many technology stocks have collapsed to the trough levels that were reached in 1998. We think there is solid price support at these levels and look forward to taking advantage of some of the opportunities we think last year’s hefty price declines opened-up. As the dust settles from last year’s market turbulence, we think small-cap stocks may generate some positive returns.

EVERGREEN
Equity Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,
		2000	1999 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 54.73	$ 52.03	$ 45.23

Income from investment operations

Net investment income	0.22	0.40	0.29

Net realized and unrealized gains or losses on securities and futures transactions	(4.98)	3.09	9.87

Total from investment operations	(4.76)	3.49	10.16

Distributions to shareholders from

Net investment income	(0.20)	(0.43)	(0.27)

Net realized gains	(0.25)	(0.36)	(3.09)

Total distributions to shareholders	(0.45)	(0.79)	(3.36)

Net asset value, end of period	$ 49.52	$ 54.73	$ 52.03

Total return*	(8.82%)	6.76%	24.08%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 81,358	$ 79,991	$ 38,203

Ratios to average net assets
Expenses‡	0.55%†	0.55%	0.55%†

Net investment income	0.66%†	0.78%	0.96%†

Portfolio turnover rate	7%	12%	21%

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,
		2000	1999 (b)

CLASS B SHARES

Net asset value, beginning of period	$ 54.62	$ 52.00	$ 45.26

Income from investment operations

Net investment income (loss)	(0.01)	0.03	0.08

Net realized and unrealized gains or losses on securities and futures transactions	(4.98)	3.05	9.83

Total from investment operations	(4.99)	3.08	9.91

Distributions to shareholders from

Net investment income	(0.04)	(0.10)	(0.08)

Net realized gains	(0.25)	(0.36)	(3.09)

Total distributions to shareholders	(0.29)	(0.46)	(3.17)

Net asset value, end of period	$ 49.34	$ 54.62	$ 52.00

Total return*	(9.18%)	5.95%	23.44%

Ratios and supplemental data

Net assets, end of period (thousands)	$197,606	$203,984	$107,334

Ratios to average net assets
Expenses‡	1.30%†	1.30%	1.31%†

Net investment income (loss)	(0.09%)†	0.03%	0.21%†

Portfolio turnover rate	7%	12%	21%

(a)	For the period from November 4, 1998 (commencement of class operations) to June 30, 1999.
(b)	For the period from November 3, 1998 (commencement of class operations) to June 30, 1999.
†	Annualized.
‡	Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
*	Excluding applicable sales charges.

See Combined Notes to Financial Statements.

EVERGREEN
Equity Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,
		2000	1999 (a)

CLASS C SHARES

Net asset value, beginning of period	$ 54.69	$ 52.06	$50.95

Income from investment operations

Net investment income (loss)	(0.01)	0.06	0.02

Net realized and unrealized gains or losses on securities and futures transactions	(4.98)	3.03	1.11

Total from investment operations	(4.99)	3.09	1.13

Distributions to shareholders from

Net investment income	(0.04)	(0.10)	(0.02)

Net realized gains	(0.25)	(0.36)	0

Total distributions to shareholders	(0.29)	(0.46)	(0.02)

Net asset value, end of period	$ 49.41	$ 54.69	$52.06

Total return*	(9.17%)	5.97%	2.22%

Ratios and supplemental data

Net assets, end of period (thousands)	$74,203	$54,707	$3,489

Ratios to average net assets
Expenses‡	1.30%†	1.31%	1.31%†

Net investment income (loss)	(0.09%)†	0.01%	0.27%†

Portfolio turnover rate	7%	12%	21%

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,
		2000	1999 (b)	1998 (b)	1997 (b) (c)

CLASS IS SHARES

Net asset value, beginning of period	$ 54.73	$ 52.04	$ 46.27	$ 37.37	$29.62

Income from investment operations

Net investment income	0.22	0.41	0.45	0.49	0.32

Net realized and unrealized gains or losses on securities and futures transactions	(4.99)	3.07	8.81	10.12	8.05

Total from investment operations	(4.77)	3.48	9.26	10.61	8.37

Distributions to shareholders from

Net investment income	(0.20)	(0.43)	(0.40)	(0.47)	(0.38)

Net realized gains	(0.25)	(0.36)	(3.09)	(1.24)	(0.24)

Total distributions to shareholders	(0.45)	(0.79)	(3.49)	(1.71)	(0.62)

Net asset value, end of period	$ 49.51	$ 54.73	$ 52.04	$ 46.27	$37.37

Total return	(8.84%)	6.74%	21.70%	29.17%	28.58%

Ratios and supplemental data

Net assets, end of period (thousands)	$16,419	$18,708	$38,051	$11,944	$4,507

Ratios to average net assets
Expenses‡	0.55%†	0.55%	0.55%	0.38%	0.37%†

Net investment income	0.66%†	0.79%	0.95%	1.19%	1.51%†

Portfolio turnover rate	7%	12%	21%	12%	11%

(a)	For the period from April 30,1999 (commencement of class operations) to June 30, 1999.
(b)
On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund (“CoreFund”) were acquired by Evergreen Select Equity Index Fund (“Equity Index Fund”). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor. Its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward.

(c)	For the period from October 9, 1996 (commencement of class operations) to June 30, 1997.
†	Annualized.
‡	Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
*	Excluding applicable sales charges.

See Combined Notes to Financial Statements.

EVERGREEN
Equity Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,
		2000	1999 (a)	1998 (a)	1997 (a)	1996 (a) (b)

CLASS I SHARES

Net asset value, beginning of period	$ 54.75	$ 52.06	$ 46.27	$ 37.39	$ 28.47	$ 23.79

Income from investment operations

Net investment income	0.31	0.56	0.54	0.50	0.51	0.51

Net realized and unrealized gains or losses on securities and futures transactions	(5.01)	3.06	8.85	10.12	9.16	5.47

Total from investment operations	(4.70)	3.62	9.39	10.62	9.67	5.98

Distributions to shareholders from

Net investment income	(0.27)	(0.57)	(0.51)	(0.50)	(0.51)	(0.51)

Net realized gains	(0.25)	(0.36)	(3.09)	(1.24)	(0.24)	(0.79)

Total distributions to shareholders	(0.52)	(0.93)	(3.60)	(1.74)	(0.75)	(1.30)

Net asset value, end of period	$ 49.53	$ 54.75	$ 52.06	$ 46.27	$ 37.39	$ 28.47

Total return	(8.72%)	7.02%	22.03%	29.17%	34.44%	25.69%

Ratios and supplemental data

Net assets, end of period (thousands)	$376,057	$539,804	$570,864	$315,920	$241,413	$166,350

Ratios to average net assets
Expenses‡	0.30%†	0.30%	0.30%	0.38%	0.37%	0.35%

Net investment income	0.91%†	1.04%	1.19%	1.19%	1.63%	1.94%

Portfolio turnover rate	7%	12%	21%	12%	11%	13%

(a)
On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund (“CoreFund”) were acquired by Evergreen Select Equity Index Fund (“Equity Index Fund”). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor. Its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward.

(b)	On April 22, 1996, the Class A shares of CoreFund were redesignated as Class Y shares of CoreFund.
†	Annualized.
‡	Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.

See Combined Notes to Financial Statements.

EVERGREEN
Special Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30, 2000 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 15.67	$ 13.97

Income from investment operations

Net investment loss	(0.03)	(0.04)

Net realized and unrealized gains or losses on securities and futures transactions	(1.90)	3.93

Total from investment operations	(1.93)	3.89

Distributions to shareholders from

Net realized gains	(1.58)	(2.19)

Net asset value, end of period	$ 12.16	$ 15.67

Total return*	(13.52%)	31.20%

Ratios and supplemental data

Net assets, end of period (thousands)	$37,152	$35,390

Ratios to average net assets
Expenses‡	1.24%†	1.31%†

Net investment loss	(0.44%)†	(0.61%)†

Portfolio turnover rate	101%	172%

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30, 2000 (a)

CLASS B SHARES

Net asset value, beginning of period	$ 15.59	$ 13.97

Income from investment operations

Net investment loss	(0.05)	(0.08)

Net realized and unrealized gains or losses on securities and futures transactions	(1.93)	3.89

Total from investment operations	(1.98)	3.81

Distributions to shareholders from

Net realized gains	(1.58)	(2.19)

Net asset value, end of period	$ 12.03	$ 15.59

Total return*	(13.95%)	30.54%

Ratios and supplemental data

Net assets, end of period (thousands)	$49,129	$40,898

Ratios to average net assets
Expenses‡	1.99%†	2.06%†

Net investment loss	(1.18%)†	(1.36%)†

Portfolio turnover rate	101%	172%

(a)	For the period from August 30, 1999 (commencement of class operations) to June 30, 2000.
*	Excluding applicable sales charges.
†	Annualized.
‡	The ratio of expenses to average net assets includes fee waivers and excludes expense reductions.

See Combined Notes to Financial Statements.

EVERGREEN
Special Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30, 2000 (a)

CLASS C SHARES

Net asset value, beginning of period	$ 15.59	$ 13.97

Income from investment operations

Net investment loss	(0.06)	(0.09)

Net realized and unrealized gains or losses on securities and futures transactions	(1.92)	3.90

Total from investment operations	(1.98)	3.81

Distributions to shareholders from

Net realized gains	(1.58)	(2.19)

Net asset value, end of period	$ 12.03	$ 15.59

Total return*	(13.95%)	30.53%

Ratios and supplemental data

Net assets, end of period (thousands)	$26,150	$25,769

Ratios to average net assets
Expenses‡	1.99%†	2.06%†

Net investment loss	(1.18%)†	(1.36%)†

Portfolio turnover rate	101%	172%

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,				Period Ended June 30, 1996 (c) (d) (e)	Year Ended October 31, 1995 (b)
		2000	1999 (f)	1998	1997

CLASS IS SHARES

Net asset value, beginning of period	$ 15.70	$14.05	$11.18	$11.25	$11.85	$11.42	$ 9.37

Income from investment operations

Net investment income (loss)	(0.03)	(0.10)	(0.06)	(0.10)	0	0.08	0.12

Net realized and unrealized gains or losses on securities and futures transactions	(1.91)	3.94	4.11	1.52	1.81	2.11	2.12

Total from investment operations	(1.94)	3.84	4.05	1.42	1.81	2.19	2.24

Distributions to shareholders from

Net investment income	0	0	0	0	(0.02)	(0.07)	(0.12)

Net realized gains	(1.58)	(2.19)	(1.18)	(1.49)	(2.39)	(1.69)	(0.07)

Total distributions to shareholders	(1.58)	(2.19)	(1.18)	(1.49)	(2.41)	(1.76)	(0.19)

Net asset value, end of period	$ 12.18	$15.70	$14.05	$11.18	$11.25	$11.85	$11.42

Total return	(13.56%)	30.70%	41.55%	13.78%	17.73%	22.14%	24.44%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 5,396	$7,835	$4,043	$2,981	$2,347	$1,144	$ 734

Ratios to average net assets
Expenses‡	1.25%†	1.30%	1.31%	1.35%	1.14%	0.37%†	0.27%

Net investment income (loss)	(0.45%)†	(0.61%)	(0.61%)	(0.73%)	(0.12%)	0.91%†	1.29%

Portfolio turnover rate	101%	172%	99%	62%	74%	72%	129%

(a)	For the period from August 30, 1999 (commencement of class operations) to June 30, 2000.
(b)
On February 21, 1995, the shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund’s net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of shares. The basis for the allocation was the relative net assets of each class of shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights reflect this allocation.

(c)	For the period from November 1, 1995 to June 30, 1996. The Fund changed its fiscal year end from October 31 to June 30, effective June 30, 1996.
(d)	On April 15, 1996, the Conestoga Special Equity Fund was acquired by the CoreFund Special Equity Fund (“CoreFund”).
(e)	On April 15, 1996, the Institutional Class shares of the CoreFund were exchanged for Class Y shares and the Retail Class shares of the CoreFund were exchanged for Class A Shares of the CoreFund.
(f)
On July 24, 1998, the assets and certain liabilities of CoreFund were acquired by Evergreen Select Special Equity Fund (“Special Equity Fund”). Shareholders of CoreFund Class A and Class B became owners of that number of shares of Special Equity Fund, Class IS, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor. Its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward.

†	Annualized.
‡	Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.
*	Excluding applicable sales charges.

See Combined Notes to Financial Statements.

EVERGREEN
Special Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,				Period Ended June 30, 1996 (b) (c) (d)	Year Ended October 31, 1995 (a)
		2000	1999 (e)	1998	1997

CLASS I SHARES

Net asset value, beginning of period	$ 15.92	$ 14.20	$ 11.25	$ 11.27	$ 11.86	$ 11.42	$ 9.37

Income from investment operations

Net investment income (loss)	(0.02)	(0.05)	(0.02)	(0.05)	0.02	0.07	0.12

Net realized and unrealized gains or losses on securities and futures transactions	(1.94)	3.96	4.15	1.52	1.81	2.13	2.12

Total from investment operations	(1.96)	3.91	4.13	1.47	1.83	2.20	2.24

Distributions to shareholders from

Net investment income	0	0	0	0	(0.03)	(0.07)	(0.12)

Net realized gains	(1.58)	(2.19)	(1.18)	(1.49)	(2.39)	(1.69)	(0.07)

Total distributions to shareholders	(1.58)	(2.19)	(1.18)	(1.49)	(2.42)	(1.76)	(0.19)

Net asset value, end of period	$ 12.38	$ 15.92	$ 14.20	$ 11.25	$ 11.27	$ 11.86	$ 11.42

Total return	(13.50%)	30.89%	42.02%	14.23%	17.94%	22.27%	24.44%

Ratios and supplemental data

Net assets, end of period (thousands)	$261,970	$192,146	$116,966	$73,981	$71,980	$63,680	$57,396

Ratios to average net assets
Expenses‡	0.99%†	1.05%	1.06%	1.10%	0.84%	0.34%†	0.32%

Net investment income (loss)	(0.18%)†	(0.35%)	(0.36%)	(0.48%)	0.19%	0.94%†	1.14%

Portfolio turnover rate	101%	172%	99%	62%	74%	72%	129%

(a)
On February 21, 1995, the shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund’s net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of shares. The basis for the allocation was the relative net assets of each class of shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights reflect this allocation.

(b)	For the period from November 1, 1995 to June 30, 1996. The Fund changed its fiscal year end from October 31 to June 30, effective June 30, 1996.
(c)	On April 15, 1996, the Conestoga Special Equity Fund was acquired by the CoreFund Special Equity Fund (“CoreFund”).
(d)	On April 15, 1996, the Institutional Class shares of the CoreFund were exchanged for Class Y shares and the Retail Class shares of the CoreFund were exchanged for Class A Shares of the CoreFund.
(e)
On July 24, 1998, the assets and certain liabilities of CoreFund were acquired by Evergreen Select Special Equity Fund (“Special Equity Fund”). Shareholders of CoreFund Class Y became owners of that number of shares of Special Equity Fund, Class I, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor. Its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward.

†	Annualized.
‡	Ratio of expenses to average net assets includes fee waivers and excludes expense reductions.

See Combined Notes to Financial Statements.

EVERGREEN
Equity Index Fund
Schedule of Investments
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.4%

CONSUMER DISCRETIONARY – 10.0%

Auto Components – 0.3%
Cooper Tire & Rubber Co.	3,240	$ 34,425
Dana Corp.	9,290	142,253
Delphi Automotive Systems Corp.	35,450	398,812
Eaton Corp.	4,390	330,073
Genuine Parts Co.	11,080	290,158
Goodyear Tire & Rubber Co.	10,260	235,877
Johnson Controls, Inc.	5,190	269,880
TRW, Inc.	7,580	293,725
Visteon Corp.	8,690	99,935

		2,095,138

Automobiles – 0.7%
Ford Motor Co.	117,420	2,752,031
General Motors Corp.	33,960	1,729,838
Harley-Davidson, Inc.	18,920	752,070

		5,233,939

Distributors – 0.0%
W.W. Grainger, Inc.	5,490	200,385

Hotels, Restaurants & Leisure – 0.9%
Carnival Corp., Class A	36,860	1,135,749
Darden Restaurants, Inc.	7,960	182,085
Harrahs Entertainment, Inc. *	7,600	200,450
Hilton Hotels Corp.	23,880	250,740
Marriott International, Inc., Class A	14,570	615,582
McDonald’s Corp.	81,530	2,772,020
Starbucks Corp. *	11,790	521,707
Starwood Hotels & Resorts	11,780	415,245
Tricon Global Restaurants, Inc. *	9,320	307,560
Wendy’s International, Inc.	7,430	195,038

		6,596,176

Household Durables – 0.2%
Black & Decker Corp.	5,390	211,557
Briggs & Stratton Corp.	970	43,044
Centex Corp.	3,890	146,118
Kaufman & Broad Home Corp.	2,590	87,251
Leggett & Platt, Inc.	11,440	216,645
Maytag Corp.	5,140	166,086
Newell Rubbermaid, Inc.	17,000	386,750
Pulte Corp.	2,750	116,016
Snap-on, Inc.	3,180	88,642
Stanley Works	5,710	178,081

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER DISCRETIONARY – continued

Household Durables – continued
Tupperware Corp.	3,390	$ 69,283
Whirlpool Corp.	4,650	221,747

		1,931,220

Leisure Equipment & Products – 0.2%
Brunswick Corp.	4,760	78,243
Eastman Kodak Co.	19,300	759,937
Hasbro, Inc.	9,430	100,194
Mattel, Inc.	25,600	369,664

		1,308,038

Media – 2.9%
Clear Channel Communications, Inc. *	36,390	1,762,641
Comcast Corp., Class A *	56,220	2,347,185
Dow Jones & Co., Inc.	5,600	317,100
Gannett Co., Inc.	16,480	1,039,270
Harcourt General, Inc.	3,400	194,480
Interpublic Group of Companies, Inc.	18,760	798,472
Knight-Ridder, Inc.	4,880	277,550
Meredith Corp.	2,740	88,194
New York Times Co., Class A	10,580	423,861
Omnicom Group, Inc.	11,100	919,912
Time Warner, Inc.	82,040	4,285,770
Tribune Co.	18,760	792,610
Viacom, Inc., Class B *	93,920	4,390,760
Walt Disney Co.	129,170	3,737,857

		21,375,662

Multi-line Retail – 2.9%
Consolidated Stores Corp. *	5,520	58,650
Costco Wholesale Corp. *	27,940	1,115,854
Dillards, Inc., Class A	6,670	78,789
Dollar General Corp.	19,670	371,271
Federated Department Stores, Inc. *	12,570	439,950
J.C. Penney Co., Inc.	17,170	186,724
Kmart Corp. *	31,580	167,769
Kohl’s Corp. *	20,550	1,253,550
May Department Stores Co.	18,730	613,408
Sears, Roebuck & Co.	21,490	746,777
Target Corp.	56,550	1,823,737
Wal-Mart Stores, Inc.	276,990	14,715,094

		21,571,573

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER DISCRETIONARY – continued

Specialty Retail – 1.7%
Autozone, Inc. *	8,080	$ 230,280
Bed Bath & Beyond, Inc.	17,070	381,941
Best Buy Co., Inc. *	13,240	391,407
Circuit City Stores, Inc.	13,750	158,125
Gap, Inc.	52,930	1,349,715
Home Depot, Inc.	143,450	6,553,872
Limited, Inc.	26,530	452,668
Lowe’s Co., Inc.	23,910	1,063,995
Nordstrom, Inc.	8,380	152,411
Office Depot, Inc. *	19,260	137,228
RadioShack Corp.	11,710	501,334
Staples, Inc.	28,920	341,618
Tiffany & Co.	8,680	274,505
TJX Companies, Inc.	18,460	512,265
Toys “R” Us, Inc. *	11,940	199,249

		12,700,613

Textiles & Apparel – 0.2%
Liz Claiborne, Inc.	3,290	136,946
Nike, Inc., Class B	16,920	944,348
Reebok International, Ltd. *	2,960	80,926
V.F. Corp.	7,290	264,190

		1,426,410

CONSUMER STAPLES – 7.9%
Beverages – 2.3%
Adolph Coors Co.	2,200	176,688
Anheuser Busch Companies Inc.	56,200	2,557,100
Brown Forman Corp., Class B	4,090	271,985
Coca Cola Enterprises, Inc.	26,310	499,890
Coca-Cola Co.	153,530	9,355,734
Pepsico, Inc.	89,400	4,430,887

		17,292,284

Food & Drug Retailing – 1.3%
Albertsons, Inc.	26,620	705,430
CVS Corp.	24,340	1,458,879
Kroger Co. *	51,460	1,392,636
Longs Drug Stores Corp.	1,730	41,736
Safeway, Inc. *	30,910	1,931,875
SuperValu, Inc.	7,170	99,484
SYSCO Corp.	41,560	1,246,800
Walgreen Co.	62,680	2,620,808
Winn Dixie Stores, Inc.	8,080	156,550

		9,654,198

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER STAPLES – continued

Food Products – 1.5%
Archer Daniels Midland Co.	39,880	$ 598,200
Campbell Soup Co.	26,350	912,369
Conagra, Inc.	32,570	846,820
General Mills, Inc.	17,900	797,669
H.J. Heinz Co.	21,710	1,029,868
Hershey Foods Corp.	8,620	554,913
Kellogg Co.	24,750	649,688
Quaker Oats Co.	8,310	809,186
Ralston Purina Co.	19,370	506,041
Sara Lee Corp.	53,160	1,305,742
Unilever NV	35,300	2,221,694
W.M. Wrigley Junior Co.	7,140	684,101

		10,916,291

Household Products – 0.8%
American Greetings Corp., Class A	2,700	25,481
Procter & Gamble Co.	81,070	6,358,928

		6,384,409

Personal Products – 1.1%
Alberto Culver Co., Class B	3,140	134,431
Avon Products, Inc.	14,930	714,774
Clorox Co.	14,760	523,980
Colgate-Palmolive Co.	35,670	2,302,498
Gillette Co.	65,390	2,362,214
International Flavors & Fragrances, Inc.	6,690	135,891
Kimberly-Clark Corp. *	33,410	2,361,753

		8,535,541

Tobacco – 0.9%
Philip Morris Companies, Inc.	138,730	6,104,120
UST, Inc.	10,480	294,095

		6,398,215

ENERGY – 6.3%

Energy Equipment & Services – 0.8%
Baker Hughes, Inc.	20,260	842,056
Halliburton Co.	27,830	1,008,837
Nabors Industries, Inc. *	8,980	531,167
Rowan Co., Inc. *	5,990	161,730
Schlumberger, Ltd.	35,380	2,828,189
Transocean Sedco Forex, Inc.	13,320	612,720

		5,984,699

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

ENERGY – continued

Oil & Gas – 5.5%
Amerada Hess Corp.	5,690	$ 415,726
Anadarko Petroleum Corp.	15,190	1,079,705
Apache Corp.	7,730	541,583
Ashland, Inc.	4,650	166,889
Burlington Resources, Inc.	13,560	684,780
Chevron Corp.	40,260	3,399,454
Conoco, Inc., Class B	38,890	1,125,379
Devon Energy Corp.	8,090	493,247
EOG Resources, Inc.	7,420	405,781
Exxon Mobil Corp.	215,910	18,770,676
Kerr-McGee Corp.	6,000	401,625
Occidental Petroleum Corp.	22,280	540,290
Phillips Petroleum Co.	15,940	906,587
Royal Dutch Petroleum Co.	132,890	8,048,151
Sunoco, Inc.	5,750	193,703
Texaco, Inc.	34,250	2,127,781
Tosco Corp.	8,880	301,365
Unocal Corp.	14,670	567,546
USX-Marathon Group	19,680	546,120

		40,716,388

FINANCIALS – 17.2%

Banks – 6.1%
AmSouth Bancorp	23,960	365,390
Bank of America Corp.	101,780	4,669,158
Bank of New York Co., Inc.	45,610	2,517,102
Bank One Corp.	71,720	2,626,745
BB&T Corp.	24,750	923,484
Charter One Financial, Inc.	12,710	367,001
Chase Manhattan Corp.	81,140	3,686,799
Comerica, Inc.	9,870	586,031
Fifth Third Bancorp	28,920	1,727,970
First Union Corp. °	61,300	1,704,906
Firstar Corp.	59,720	1,388,490
FleetBoston Financial Corp.	56,070	2,106,129
Golden West Financial Corp.	9,670	652,725
Huntington Bancshares, Inc.	16,220	262,561
J.P. Morgan & Co., Inc. *	9,780	1,618,590
KeyCorp	27,010	756,280
Mellon Financial Corp.	30,140	1,482,511
National City Corp.	37,940	1,090,775
Northern Trust Corp.	13,830	1,128,009
Old Kent Financial Corp.	8,190	358,313

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – continued

Banks – continued
PNC Financial Services Group	18,020	$ 1,316,586
Regions Financial Corp.	13,570	370,631
SouthTrust Corp.	10,710	435,763
State Street Corp.	10,040	1,247,069
Summit Bancorp	11,050	421,972
Suntrust Banks, Inc.	18,630	1,173,690
Synovus Financial Corp.	18,010	485,144
U.S. Bancorp	46,490	1,356,927
Union Planters Corp.	8,580	306,735
Wachovia Corp.	12,780	742,838
Washington Mutual, Inc.	33,510	1,778,124
Wells Fargo & Co.	104,850	5,838,835

		45,493,283

Diversified Financials – 6.9%
American Express Co.	82,500	4,532,344
Bear Stearns Companies, Inc.	6,520	330,483
Capital One Financial Corp.	12,270	807,519
Charles Schwab Corp.	85,690	2,431,454
CIT Group, Inc., Class A	15,570	313,346
Citigroup, Inc.	312,130	15,938,138
Conseco, Inc.	18,920	249,508
Countrywide Credit Industries, Inc.	7,330	368,332
Crane Co.	3,230	91,853
Fannie Mae	62,380	5,411,465
Fortune Brands, Inc.	10,050	301,500
Franklin Resources, Inc.	15,330	584,073
Freddie Mac	43,120	2,969,890
Household International, Inc.	29,390	1,616,450
Lehman Brothers Holdings, Inc.	15,200	1,027,900
MBNA Corp.	52,940	1,955,471
McDermott International, Inc. *	2,340	25,155
Merrill Lynch & Co., Inc.	49,800	3,395,737
Moodys Corp.	9,580	246,086
Morgan Stanley Dean Witter & Co.	69,680	5,522,140
National Service Industries, Inc.	1,880	48,293
Providian Financial Corp.	17,470	1,004,525
Ryder Systems, Inc.	4,290	71,321
Stilwell Financial, Inc.	14,180	559,224
T. Rowe Price & Associates, Inc.	7,480	316,147
Textron, Inc.	9,090	422,685
USA Education, Inc.	9,580	651,440

		51,192,479

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – continued

Insurance – 4.2%
AFLAC, Inc.	16,370	$ 1,181,709
Allstate Corp.	45,210	1,969,461
AMBAC Financial Group, Inc.	6,375	371,742
American General Corp.	15,730	1,281,995
American International Group, Inc.	143,690	14,162,446
Aon Corp.	16,090	551,082
Chubb Corp.	10,920	944,580
CIGNA Corp.	9,720	1,285,956
Cincinnati Financial Corp.	9,880	390,878
Hartford Financial Services Group, Inc.	14,000	988,750
Jefferson Pilot Corp.	6,510	486,622
Lincoln National Corp.	12,000	567,750
Loews Corp.	6,210	643,123
Marsh & McLennan Co.	16,850	1,971,450
MBIA, Inc.	6,220	461,057
MetLife, Inc.	47,080	1,647,800
MGIC Investment Corp.	6,740	454,529
Progressive Corp.	4,490	465,276
SAFECO Corp.	8,080	265,630
Saint Paul Companies, Inc.	14,000	760,375
Torchmark Corp.	8,150	313,266
UnumProvident Corp.	14,730	395,869

		31,561,346

HEALTH CARE – 13.9%

Biotechnology – 0.9%
Amgen, Inc. *	63,700	4,072,819
Applera Corp. – Applied Biosystems Group	13,000	1,222,812
Biogen, Inc. *	9,330	560,383
Chiron Corp. *	11,530	513,085
MedImmune, Inc. *	13,180	628,521

		6,997,620

Health Care Equipment & Supplies – 1.4%
Alza Corp. *	13,990	594,575
Bausch & Lomb, Inc.	3,550	143,553
Baxter International, Inc.	18,180	1,605,521
Becton Dickinson & Co. *	15,970	552,961
Biomet, Inc.	11,270	447,278
Boston Scientific Corp. *	25,450	348,347
C.R. Bard, Inc.	2,980	138,756
Guidant Corp. *	19,160	1,033,443
Medtronic, Inc.	74,220	4,481,033

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

HEALTH CARE – continued

Health Care Equipment & Supplies – continued
Saint Jude Medical, Inc. *	5,050	$ 310,259
Stryker Corp. *	11,920	603,033

		10,258,759

Health Care Providers & Services – 1.1%
Aetna US Healthcare, Inc.	8,870	364,224
Cardinal Health, Inc.	17,280	1,721,520
HCA-The Healthcare Corp.	34,750	1,529,347
HealthSouth Corp. *	24,680	402,593
Humana, Inc. *	9,390	143,198
IMS Health, Inc.	18,740	505,980
Manor Care, Inc. *	5,640	116,325
McKesson HBOC, Inc.	17,190	616,949
Quintiles Transnational Corp. *	6,460	135,256
Tenet Healthcare Corp. *	19,160	851,423
UnitedHealth Group, Inc.	20,040	1,229,955
Wellpoint Health Networks, Inc., Class A *	3,980	458,695

		8,075,465

Pharmaceuticals – 10.5%
Abbott Laboratories	95,990	4,649,516
Allergan, Inc.	8,250	798,703
American Home Products Corp.	80,750	5,131,662
Bristol-Myers Squibb Co.	121,810	9,006,327
Eli Lilly & Co.	70,010	6,515,306
Forest Laboratories, Inc.	5,470	726,826
Johnson & Johnson	86,220	9,058,489
King Pharmaceuticals, Inc. *	10,470	541,168
Merck & Co., Inc.	142,680	13,358,415
Pfizer, Inc.	391,500	18,009,000
Pharmacia Corp.	80,380	4,903,180
Schering-Plough Corp.	90,720	5,148,360
Watson Pharmaceuticals, Inc. *	6,560	335,790

		78,182,742

INDUSTRIALS – 10.4%

Aerospace & Defense – 1.3%
B.F. Goodrich Co.	6,390	232,436
Boeing Co.	55,610	3,670,260
General Dynamics Corp.	12,410	967,980
Lockheed Martin Corp.	26,040	884,058
Northrop Grumman Corp.	4,560	378,480
Perkinelmer, Inc.	3,160	331,800

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Aerospace & Defense – continued
Raytheon Co., Class B	21,370	$ 663,806
United Technologies Corp.	29,070	2,285,629

		9,414,449

Air Freight & Couriers – 0.1%
FedEx Corp.	17,830	712,487

Airlines – 0.3%
AMR Corp. *	9,380	367,579
Delta Air Lines, Inc.	7,790	390,960
Southwest Airlines Co.	31,160	1,044,795
US Airways Group, Inc. *	4,290	174,013

		1,977,347

Building Products – 0.1%
Masco Corp.	27,780	713,599

Commercial Services & Supplies – 1.7%
Allied Waste Industries, Inc. *	12,570	183,051
Automatic Data Processing, Inc.	38,920	2,464,122
Avery Dennison Corp.	7,090	389,064
Cendant Corp. *	44,680	430,045
Ceridian Corp. *	9,440	188,210
Computer Sciences Corp. *	10,530	633,116
Convergys Corp. *	9,730	440,891
Deluxe Corp.	3,900	98,553
Electronic Data Systems Corp.	29,010	1,675,327
Equifax, Inc.	8,320	238,680
First Data Corp.	25,150	1,325,091
H&R Block, Inc.	5,940	245,768
McGraw-Hill Co., Inc.	12,230	716,984
Paychex, Inc.	23,240	1,130,045
Pitney Bowes, Inc.	16,130	534,306
R.R. Donnelley & Sons Co.	7,060	190,620
Robert Half International, Inc.	11,390	301,835
Sabre Group Holdings, Inc., Class A *	8,210	354,056
Waste Management, Inc.	38,040	1,055,610
Xerox Corp.	42,410	196,146

		12,791,520

Construction & Engineering – 0.0%
Fluor Corp.	4,390	145,144
Massey Energy Corp.	4,390	55,973

		201,117

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Electrical Equipment – 0.4%
American Power Conversion Corp. *	12,670	$ 156,791
Cooper Industries, Inc.	5,500	252,656
Emerson Electric Co.	26,530	2,090,896
Molex, Inc.	12,370	439,135
Power One, Inc.	4,430	174,154
Thomas & Betts Corp.	2,750	44,516

		3,158,148

Industrial Conglomerates – 5.7%
Danaher Corp.	8,680	593,495
Dover Corp.	12,810	519,606
General Electric Co.	614,470	29,456,156
Honeywell International, Inc.	49,700	2,351,431
ITT Industries, Inc.	5,050	195,687
Minnesota Mining & Manufacturing Co.	24,520	2,954,660
Thermo Electron Corp. *	10,380	308,805
Tyco International, Ltd.	107,410	5,961,255

		42,341,095

Machinery – 0.5%
Caterpillar, Inc.	21,620	1,022,896
Cummins Engine, Inc.	2,250	85,359
Deere & Co.	14,670	672,069
Illinois Tool Works, Inc.	18,830	1,121,562
Ingersoll Rand Co.	10,210	427,544
Navistar International Corp., Inc. *	3,110	81,443
Paccar, Inc.	4,490	221,133
Parker Hannifin Corp.	6,600	291,225
Timken Co.	3,690	55,811

		3,979,042

Road & Rail – 0.3%
Burlington Northern Santa Fe Corp.	25,390	718,854
CSX Corp.	13,170	341,597
Norfolk Southern Corp.	24,050	320,166
Union Pacific Corp.	15,550	789,162

		2,169,779

INFORMATION TECHNOLOGY – 20.1%

Communications Equipment – 5.2%
Adaptec, Inc. *	4,950	50,738
Avaya, Inc. *	17,910	184,697
Cabletron Systems, Inc. *	11,880	178,943
Cisco Systems, Inc. *	445,140	17,026,605
Comverse Technology, Inc. *	9,750	1,059,094

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Communications Equipment – continued
Corning, Inc.	56,250	$ 2,970,703
Lucent Technologies, Inc.	207,100	2,795,850
Motorola, Inc.	135,350	2,740,837
Nortel Networks Corp.	190,660	6,113,036
QUALCOMM, Inc. *	46,140	3,792,131
Scientific Atlanta, Inc.	10,060	327,579
Tellabs, Inc. *	25,510	1,441,315

		38,681,528

Computers & Peripherals – 4.9%
Apple Computer *	20,820	309,698
Compaq Computer Corp.	105,600	1,589,280
Dell Computer Corp. *	160,480	2,798,370
EMC Corp. *	135,260	8,994,790
Gateway, Inc.	20,460	368,075
Hewlett-Packard Co.	123,590	3,900,809
International Business Machines Corp.	109,120	9,275,200
Lexmark International Group, Inc., Class A	8,120	359,817
NCR Corp. *	6,150	302,119
Network Appliance, Inc. *	19,450	1,248,447
Palm, Inc. *	35,140	994,901
QLogic Corp. *	5,530	425,810
Sun Microsystems, Inc. *	197,810	5,513,954
Symbol Technologies, Inc.	8,730	314,280
Unisys Corp. *	19,960	291,915

		36,687,465

Electronic Equipment & Instruments – 0.9%
Agilent Technologies, Inc.	28,190	1,543,403
Andrew Corp. *	4,500	97,875
JDS Uniphase Corp. *	58,690	2,446,639
Rockwell International Corp.	11,690	556,736
Sanmina Corp. *	9,480	726,405
Solectron Corp. *	39,320	1,332,948
Tektronix, Inc.	6,350	213,916

		6,917,922

Internet Software & Services – 0.8%
America Online, Inc. *	143,720	5,001,456
Broadvision, Inc. *	17,000	200,812
Yahoo!, Inc. *	34,250	1,033,387

		6,235,655

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Semiconductor Equipment & Products – 3.9%
Advanced Micro Devices, Inc. *	19,360	$ 267,410
Altera Corp. *	25,040	658,865
Analog Devices, Inc. *	22,140	1,133,291
Applied Materials, Inc. *	50,390	1,924,268
Broadcom Corp. *	14,120	1,186,080
Conexant Systems, Inc. *	13,670	210,176
Intel Corp.	416,320	12,515,620
KLA-Tencor Corp. *	11,840	398,860
Linear Technology Corp.	19,430	898,638
LSI Logic Corp. *	19,710	336,844
Maxim Integrated Products, Inc. *	17,670	844,847
Micron Technology, Inc. *	35,240	1,251,020
National Semiconductor Corp. *	11,540	232,243
Novellus Systems, Inc. *	7,780	279,594
Teradyne, Inc.	11,020	410,495
Texas Instruments, Inc.	107,060	5,071,967
Vitesse Semiconductor Corp. *	10,970	606,778
Xilinx, Inc. *	20,550	947,869

		29,174,865

Software – 4.4%
Adobe Systems, Inc.	14,970	871,067
Autodesk, Inc.	3,150	84,853
BMC Software, Inc. *	15,850	221,900
Citrix Systems, Inc. *	11,180	251,550
Computer Associates International, Inc.	36,910	719,745
Compuware Corp. *	20,900	130,625
Intuit, Inc. *	12,410	489,419
Mercury Interactive Corp. *	4,890	441,322
Microsoft Corp. *	329,490	14,291,629
Novell, Inc. *	18,460	96,338
Oracle Corp. *	348,270	10,121,597
Parametric Technology Corp. *	17,560	235,963
Peoplesoft, Inc. *	17,540	652,269
Sapient Corp. *	7,680	91,680
Siebel Systems, Inc. *	25,850	1,748,106
Veritas Software Corp. *	24,430	2,137,625

		32,585,688

MATERIALS – 2.4%

Chemicals – 1.2%
Air Products & Chemicals, Inc.	13,870	568,670
Dow Chemical Co.	42,230	1,546,674
DuPont (E.I.) De Nemours & Co.	64,670	3,124,369

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

MATERIALS – continued

Chemicals – continued
Eastman Chemical Co.	4,430	$ 215,962
Ecolab, Inc.	8,170	352,842
Engelhard Corp.	8,420	171,557
FMC Corp. *	1,800	129,037
Great Lakes Chemical Corp.	2,910	108,216
Hercules, Inc.	6,010	114,566
Millipore Corp.	3,080	194,040
Pall Corp.	7,980	170,074
PPG Industries, Inc.	10,780	499,249
Praxair, Inc.	10,050	445,969
Rohm & Haas Co.	13,730	498,570
Sherwin Williams Co.	9,980	262,599
Sigma-Aldrich Corp.	5,250	206,391
Union Carbide Corp.	8,560	460,635

		9,069,420

Construction Materials – 0.0%
Vulcan Materials Co.	6,290	301,134

Containers & Packaging – 0.1%
Ball Corp.	1,440	66,330
Bemis Co., Inc.	3,640	122,167
Pactiv Corp. *	11,330	140,209
Sealed Air Corp. *	5,050	154,025
Temple Inland, Inc.	3,010	161,411

		644,142

Metals & Mining – 0.6%
Alcan Aluminum, Ltd.	20,320	694,690
Alcoa, Inc.	53,880	1,804,980
Allegheny Technologies, Inc.	5,590	88,741
Barrick Gold Corp.	25,110	411,302
Freeport McMoran Copper & Gold, Inc., Class B *	8,010	68,586
Homestake Mining Co.	18,410	77,092
Inco, Ltd.	11,940	200,114
Newmont Mining Corp.	9,650	164,653
Nucor Corp.	4,690	186,134
Phelps Dodge Corp.	4,990	278,504
Placer Dome, Inc.	19,060	183,453
USX United States Steel Group	6,160	110,880
Worthington Industries, Inc.	3,880	31,283

		4,300,412

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

MATERIALS – continued

Paper & Forest Products – 0.5%
Boise Cascade Corp.	3,100	$ 104,238
Georgia-Pacific Corp.	13,930	433,571
International Paper Co.	30,170	1,231,313
Louisiana Pacific Corp.	5,090	51,536
Mead Corp.	6,700	210,213
Potlatch Corp.	1,600	53,700
Westvaco Corp.	6,600	192,638
Weyerhaeuser Co.	13,830	701,872
Willamette Industries, Inc.	6,960	326,685

		3,305,766

TELECOMMUNICATION SERVICES – 5.4%

Diversified Telecommunication Services – 5.1%
ADC Telecommunications, Inc. *	48,140	872,538
ALLTEL Corp.	19,670	1,228,146
AT&T Corp.	232,651	4,027,770
BellSouth Corp.	116,050	4,750,797
Centurytel, Inc.	8,680	310,310
Global Crossing, Ltd. *	54,170	775,308
Qwest Communications International, Inc. *	102,900	4,218,900
SBC Communications, Inc.	210,150	10,034,662
Sprint Corp.	55,130	1,119,828
Verizon Communications	168,040	8,423,005
WorldCom, Inc.	178,240	2,506,500

		38,267,764

Wireless Telecommunications Services – 0.3%
Nextel Communications, Inc. *	47,380	1,172,655
Sprint Corp. (PCS Group), Ser. 1 *	57,780	1,180,879

		2,353,534

UTILITIES – 3.8%

Electric Utilities – 2.6%
AES Corp. *	28,460	1,575,972
Allegheny Energy, Inc.	6,560	316,110
Ameren Corp.	8,180	378,836
American Electric Power Co., Inc.	20,130	936,045
Calpine Corp. *	16,770	755,698
Cinergy Corp.	9,470	332,634
CMS Energy Corp.	7,860	249,064
Consolidated Edison, Inc.	13,390	515,515
Constellation Energy Group, Inc.	8,980	404,661
Dominion Resources, Inc.	14,880	996,960
DTE Energy Co.	9,100	354,331

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

UTILITIES – continued

Electric Utilities – continued
Duke Energy Corp.	22,870	$ 1,949,667
Dynegy, Inc. Class A	19,350	1,084,809
Edison International	20,560	321,250
Entergy Corp.	14,040	594,068
Exelon Corp.	20,150	1,414,731
FirstEnergy Corp.	14,480	457,025
FPL Group, Inc.	11,150	800,013
GPU, Inc.	7,680	282,720
Niagara Mohawk Holdings, Inc. *	10,180	169,879
Nisource, Inc.	12,160	373,920
PG&E Corp.	24,260	485,200
Pinnacle West Capital Corp.	5,470	260,509
PPL Corp.	9,190	415,273
Progress Energy, Inc.	12,510	615,336
Public Service Enterprise Group, Inc.	13,480	655,465
Reliant Energy, Inc.	18,440	798,683
Southern Co.	40,460	1,345,295
TXU Corp.	16,590	735,144

		19,574,813

Gas Utilities – 1.1%
Coastal Corp.	13,270	1,171,907
El Paso Energy Corp.	14,510	1,039,279
Enron Corp.	45,810	3,807,956
Keyspan Corp.	8,560	362,730
Kinder Morgan, Inc.	7,400	386,187
NICOR, Inc.	2,500	107,969
Oneok, Inc.	1,530	73,631
Peoples Energy Corp.	1,920	85,920
Sempra Energy	13,050	303,413
Williams Companies, Inc.	27,140	1,083,904

		8,422,896

Multi-Utilities – 0.1%
Progress Energy, Inc., 0.00%, 12/31/2005	6,000	2,460
Xcel Energy, Inc.	21,350	620,484

		622,944

Total Common Stocks (cost $525,156,828 )		726,687,404

EVERGREEN
Equity Index Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS – 5.4%

U. S. TREASURY OBLIGATIONS – 0.2%

U.S. Treasury Bills, 6.185%, 01/18/2001 (cost $1,630,506) f	$ 1,635,000	$ 1,630,506

	Shares	Value

MUTUAL FUND SHARES – 5.2%

Evergreen Select Money Market Fund ø	14,462,925	14,462,925
Navigator Prime Portfolio p	24,039,852	24,039,852

		38,502,777

Total Short-Term Investments (cost $40,133,283)		40,133,283

Total Investments – (cost $565,290,111) – 102.8%		766,820,687
Other Assets and Liabilities – (2.8%)		(21,177,300)

Net Assets – 100.0%		$745,643,387

See Combined Notes to Schedules of Investments.

EVERGREEN
Special Equity Fund
Schedule of Investments
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.6%

CONSUMER DISCRETIONARY – 13.2%

Distributors – 1.2%
SCP Pool Corp. *	153,417	$ 4,612,099

Hotels, Restaurants & Leisure – 0.9%
Cheesecake Factory, Inc. *	34,728	1,332,687
Pinnacle Entertainment, Inc.	70,682	954,207
Starbucks Corp. *	26,550	1,174,837

		3,461,731

Household Durables – 2.2%
Lennar Corp.	186,481	6,759,936
Meritage Corp.	43,421	1,606,577

		8,366,513

Internet & Catalog Retail – 0.3%
Insight Enterprises, Inc. *	64,391	1,155,014

Leisure Equipment & Products – 0.7%
Callaway Golf Co.	146,191	2,722,807

Media – 1.0%
Lodgenet Entertainment Corp.	103,027	1,815,851
Pegasus Communications Corp., Class A	9,850	253,638
Sirius Satellite Radio, Inc. *	61,512	1,841,515

		3,911,004

Multi-line Retail – 0.6%
Chico’s FAS, Inc. *	55,925	1,167,434
MSC Industrial Direct Co., Inc. *	65,723	1,187,122

		2,354,556

Specialty Retail – 3.9%
Gadzooks, Inc. *	106,171	1,566,022
Guitar Center, Inc. *	191,714	2,180,747
Pier 1 Imports, Inc.	259,564	2,676,754
Stein Mart, Inc. *	148,648	1,728,033
Too, Inc. *	210,655	2,633,187
Tweeter Home Entertainment Group, Inc.*	74,742	910,918
Venator Group, Inc.	194,492	3,014,626

		14,710,287

Textiles & Apparel – 2.4%
Columbia Sportswear Co. *	44,860	2,231,785
Guess, Inc. *	136,331	724,258
Kenneth Cole Productions, Inc., Class A *	62,370	2,510,393
Reebok International, Ltd. *	127,270	3,479,562

		8,945,998

EVERGREEN
Special Equity Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER STAPLES – 0.8%

Food Products – 0.4%
NBTY, Inc. *	298,850	$ 1,419,538

Household Products – 0.4%
Oakley, Inc. *	126,975	1,714,162

ENERGY – 6.2%

Energy Equipment & Services – 1.6%
Offshore Logistics, Inc. *	87,673	1,889,079
Tetra Technologies, Inc. *	180,005	2,790,077
Trico Marine Services, Inc. *	84,925	1,311,030

		5,990,186

Oil & Gas – 4.6%
Callon Petroleum Co. *	455,905	7,607,915
Comstock Resources, Inc. *	251,087	3,703,533
Newfield Exploration Co. *	42,225	2,003,048
Unit Corp. *	68,248	1,292,447
Vintage Petroleum, Inc.	140,898	3,029,307

		17,636,250

FINANCIALS – 11.4%

Banks – 4.2%
Downey Financial Corp.	60,155	3,308,525
East West Bancorp, Inc.	97,515	2,431,780
Greater Bay Bancorp	103,102	4,227,182
Investors Financial Services Corp.	31,780	2,733,080
Silicon Valley Bancshares	88,848	3,070,809

		15,771,376

Diversified Financials – 4.8%
Affiliated Managers Group, Inc. *	37,586	2,062,532
American Capital Strategies, Ltd.	266,333	6,708,262
CompuCredit Corp. *	54,070	980,019
Eaton Vance Corp.	115,966	3,739,903
Investment Technology Group	51,692	2,158,141
Metris Cos., Inc.	104,760	2,756,498

		18,405,355

Insurance – 1.1%
Arthur J. Gallagher & Co.	22,876	1,455,486
Hilb, Rogal & Hamilton Co.	63,336	2,525,523

		3,981,009

Real Estate – 1.3%
CarrAmerica Realty Corp., REIT	126,185	3,951,168
FelCor Lodging Trust, Inc., REIT	43,870	1,050,138

		5,001,306

EVERGREEN
Special Equity Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

HEALTH CARE – 19.5%

Biotechnology – 8.6%
Alliance Pharmaceutical Corp. *	215,135	$ 1,855,539
Corixa Corp. *	58,277	1,624,471
CuraGen Corp. *	71,297	1,947,299
Human Genome Sciences, Inc. *	99,970	6,929,171
ImClone Systems, Inc. *	38,459	1,692,196
Invitrogen Corp. *	48,808	4,215,791
Millennium Pharmaceuticals, Inc. *	68,331	4,227,981
Myriad Genetics, Inc. *	20,171	1,669,150
Regeneron Pharmaceuticals, Inc. *	92,838	3,273,990
Sicor, Inc. *	215,819	3,115,887
Vical, Inc. *	47,867	885,540
Xoma, Ltd. *	136,486	1,330,739

		32,767,754

Health Care Equipment & Supplies – 2.4%
Endocare, Inc. *	135,449	1,726,975
Respironics, Inc. *	86,450	2,463,825
Varian Medical Systems, Inc.	71,182	4,835,927

		9,026,727

Health Care Providers & Services – 6.5%
AmeriSource Health Corp., Class A *	62,374	3,149,887
Cerner Corp. *	28,014	1,295,648
Coventry Health Care, Inc. *	76,031	2,029,077
Health Net, Inc. *	68,242	1,787,087
Henry Schein, Inc. *	72,271	2,502,383
Laboratory Corp. *	23,141	4,072,816
Mid Atlantic Medical Services, Inc. *	57,749	1,144,152
Orthodontic Centers of America, Inc.	61,654	1,926,688
Province Healthcare Co. *	60,749	2,391,992
Stericycle, Inc. *	114,200	4,353,875

		24,653,605

Pharmaceuticals – 2.0%
Cell Therapeutics, Inc. *	65,379	2,946,141
King Pharmaceuticals, Inc. *	37,646	1,945,828
Medicis Pharmaceutical Corp., Class A *	31,697	1,874,085
NeoRx Corp. *	136,606	717,181

		7,483,235

INDUSTRIALS – 18.0%

Aerospace & Defense – 3.0%
Aeroflex, Inc. *	110,045	3,172,391
Perkinelmer, Inc.	69,805	7,329,525
Remec, Inc. *	106,607	1,026,092

		11,528,008

EVERGREEN
Special Equity Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Air Freight & Couriers – 0.8%
Atlas Air, Inc. *	89,067	$ 2,905,811

Building Products – 0.5%
Aaon, Inc. *	100,142	1,771,262

Commercial Services & Supplies – 4.2%
Copart, Inc. *	382,531	8,224,416
Corporate Executive Board Co. *	86,857	3,453,923
META Group, Inc. *	126,197	820,281
RemedyTemp, Inc. *	134,576	1,042,964
Tetra Tech, Inc. *	76,026	2,423,329

		15,964,913

Construction & Engineering – 2.3%
Dycom Industries, Inc. *	34,630	1,244,515
Insituform Technologies, Inc. *	103,303	4,119,207
Mastec, Inc. *	72,212	1,444,240
Quanta Services, Inc. *	66,489	2,140,115

		8,948,077

Electrical Equipment – 2.0%
American Superconductor Corp. *	58,854	1,681,017
C&D Technologies, Inc.	61,272	2,646,185
Cable Design Technologies Corp. *	192,616	3,238,356

		7,565,558

Machinery – 3.1%
Precision Castparts Corp.	80,769	3,397,346
Shaw Group, Inc. *	165,219	8,260,950

		11,658,296

Marine – 0.8%
Overseas Shipholding Group, Inc.	129,427	2,968,732

Road & Rail – 1.3%
Genesee & Wyoming, Inc. *	183,042	5,010,775

INFORMATION TECHNOLOGY – 18.6%

Communications Equipment – 1.5%
Digital Lightwave, Inc. *	45,486	1,441,337
Glenayre Technologies, Inc. *	261,451	923,249
Natural Microsystems Corp. *	74,392	734,621
Netro Corp. *	47,925	332,480
Plantronics, Inc. *	49,334	2,318,698

		5,750,385

Computers & Peripherals – 0.3%
InFocus Corp. *	67,509	995,758

EVERGREEN
Special Equity Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Electronic Equipment & Instruments – 8.6%
Amphenol Corp. *	43,164	$ 1,691,489
Anaren Microwave, Inc. *	75,394	5,065,534
Coherent, Inc. *	28,992	942,240
Cree Research, Inc. *	32,340	1,149,081
Datum, Inc. *	104,568	2,313,567
Fisher Scientific International, Inc.	16,835	620,791
Flextronics International, Ltd.	23,720	676,020
II-VI, Inc. *	143,855	2,184,798
Kemet Corp. *	72,508	1,096,684
Macrovision Corp. *	33,108	2,450,509
Methode Electronics, Inc., Class A	34,538	792,215
Mettler-Toledo International, Inc. *	116,314	6,324,574
Plexus Corp. *	47,749	1,451,122
Richardson Electronics, Ltd.	168,550	2,317,562
Technitrol, Inc.	58,103	2,389,486
Three-Five Systems, Inc. *	66,758	1,201,644

		32,667,316

Internet Software & Services – 0.6%
Ariba, Inc. *	15,600	836,550
Watchguard Technologies, Inc. *	42,649	1,348,775

		2,185,325

Office Electronics – 0.6%
Manugistics Group, Inc. *	37,190	2,119,830

Semiconductor Equipment & Products – 3.8%
Ade Corp. *	80,506	1,418,918
Elantec Semiconductor, Inc. *	27,800	771,450
International Rectifier Corp. *	57,159	1,714,770
Mattson Technology, Inc. *	128,115	1,321,186
Mentor Graphics Corp.	171,183	4,696,834
MRV Communications, Inc. *	50,280	672,495
PMC-Sierra, Inc. *	18,052	1,419,338
Semitool, Inc. *	265,332	2,570,404

		14,585,395

Software – 3.2%
Aspen Technology, Inc. *	56,807	1,888,833
Mercury Interactive Corp. *	60,453	5,455,883
Siebel Systems, Inc. *	68,260	4,616,082
Veritas Software Corp. *	4,222	369,425

		12,330,223

EVERGREEN
Special Equity Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

MATERIALS – 6.0%

Chemicals – 5.1%
Cabot Corp.	316,536	$ 8,348,637
Cambrex Corp.	59,335	2,684,909
Olin Corp.	232,755	5,149,704
OM Group, Inc.	26,932	1,471,160
Uniroyal Technology Corp. *	298,500	1,865,625

		19,520,035

Metals & Mining – 0.9%
Lone Star Technologies, Inc. *	89,986	3,464,461

TELECOMMUNICATION SERVICES – 0.3%

Diversified Telecommunication Services – 0.1%
Metromedia Fiber Network, Inc., Class A	49,400	500,175

Wireless Telecommunications Services – 0.2%
Crown Castle International Corp.	19,620	530,966

UTILITIES – 3.6%

Electric Utilities – 2.6%
El Paso Electric Co. *	217,700	2,873,640
Idacorp, Inc.	78,211	3,837,227
Unisource Energy Corp.	163,245	3,071,047

		9,781,914

Gas Utilities – 1.0%
Equitable Resources, Inc.	56,924	3,799,677

Total Common Stocks (cost $371,156,656 )		370,643,404

SHORT-TERM INVESTMENTS – 13.5%

MUTUAL FUND SHARES – 13.5%
Evergreen Select Money Market Fund ø	9,771,885	9,771,885
Navigator Prime Portfolio p	41,562,146	41,562,146

Total Short-Term Investments (cost $51,334,031)		51,334,031

Total Investments – (cost $422,490,687) – 111.1%		421,977,435

Other Assets and Liabilities – (11.1%)		(42,179,895)

Net Assets – 100.0%		$379,797,540

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments
December 31, 2000 (Unaudited)

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

ø	The advisor of the Fund and the advisor of the money market fund are each a division of First Union National Bank.
f	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
p	Represents investment of cash collateral received for securities on loan.
*	Non-income producing security.
° ;	Investment in non-controlled affiliate.

Summary of Abbreviations:
REIT	Real Estate Investment Trust

See Combined Notes to Financial Statements.
EVERGREEN
Equity Funds
Statements of Assets and Liabilities
December 31, 2000 (Unaudited)

	Equity Index Fund	Special Equity Fund

Assets

Identified cost of securities	$565,290,111	$422,490,687

Net unrealized gains or losses on securities	201,530,576	(513,252)

Market value of securities	766,820,687	421,977,435

Receivable for securities sold	0	1,635,458

Receivable for Fund shares sold	2,721,982	1,428,805

Dividends and interest receivable	676,416	167,641

Receivable from investment advisor	219,306	86,375

Prepaid expenses and other assets	21,802	62,366

Total assets	770,460,193	425,358,080

Liabilities

Distributions payable	55,530	0

Payable for securities purchased	0	2,423,567

Payable for Fund shares redeemed	458,029	1,478,054

Payable for securities on loan	24,039,852	41,562,146

Payable for daily variation margin on open futures contracts	182,000	0

Distribution Plan expenses payable	32,672	9,689

Due to other related parties	8,236	4,268

Accrued expenses and other liabilities	40,487	82,816

Total liabilities	24,816,806	45,560,540

Net assets	$745,643,387	$379,797,540

Net assets represented by

Paid-in capital	$550,393,899	$403,778,450

Undistributed (overdistributed) net investment income (loss)	(43,215)	(768,949)

Accumulated net realized gains or losses on securities and futures transactions	(5,762,518)	(22,698,709)

Net unrealized gains or losses on securities and futures transactions	201,055,221	(513,252)

Total net assets	$745,643,387	$379,797,540

Net assets consists of

Class A	$ 81,358,280	$ 37,152,161

Class B	197,606,360	49,128,739

Class C	74,202,924	26,149,995

Class IS	16,418,712	5,396,328

Class I	376,057,111	261,970,317

Total net assets	$745,643,387	$379,797,540

Shares outstanding

Class A	1,642,848	3,056,027

Class B	4,004,751	4,082,318

Class C	1,501,640	2,173,113

Class IS	331,623	442,940

Class I	7,591,810	21,167,927

Net asset value per share

Class A	$ 49.52	$ 12.16

Class A—Offering price (based on sales charge of 4.75%)	$ 51.99	$ 12.77

Class B	$ 49.34	$ 12.03

Class C	$ 49.41	$ 12.03

Class IS	$ 49.51	$ 12.18

Class I	$ 49.53	$ 12.38

See Combined Notes to Financial Statements.

EVERGREEN
Equity Funds
Statements of Operations
Six Months Ended December 31, 2000 (Unaudited)

	Equity Index Fund	Special Equity Fund

Investment income

Dividends (net of foreign withholding taxes of $19,435 and $0, respectively)	$ 4,681,582	$ 1,098,111

Securities lending income	19,974	91,305

Interest	372,637	326,545

Total investment income	5,074,193	1,515,961

Expenses

Advisory fee	1,342,586	1,722,086

Distribution Plan expenses	1,487,923	433,342

Administrative services fees	419,558	187,487

Transfer agent fee	545,161	194,884

Trustees’ fees and expenses	7,849	3,736

Printing and postage expenses	59,546	18,843

Custodian fee	97,219	38,392

Registration and filing fees	56,813	71,898

Professional fees	14,695	13,928

Other	10,329	30,781

Total expenses	4,041,679	2,715,377

Less: Expense reductions	(19,204)	(10,691)
Fee waivers	(1,275,878)	(421,476)

Net expenses	2,746,597	2,283,210

Net investment income (loss)	2,327,596	(767,249)

Net realized and unrealized gains or losses on securities and futures contracts

Net realized gains or losses on:

Securities	4,036,930	(9,201,740)

Futures contracts	(703,059)	(1,008,440)

Net realized gains or losses on securities and futures contracts	3,333,871	(10,210,180)

Net change in unrealized losses on securities and futures contracts	(78,969,256)	(44,552,680)

Net realized and unrealized losses on securities and futures contracts	(75,635,385)	(54,762,860)

Net decrease in net assets resulting from operations	$(73,307,789)	$(55,530,109)

See Combined Notes to Financial Statements.

EVERGREEN
Equity Funds
Statements of Changes in Net Assets
Six Months Ended December 31, 2000 (Unaudited)

	Equity Index Fund	Special Equity Fund

Operations

Net investment income (loss)	$ 2,327,596	$ (767,249)

Net realized gains or losses on securities and futures contracts	3,333,871	(10,210,180)

Net change in unrealized gains on securities and futures contracts	(78,969,256)	(44,552,680)

Net decrease in net assets resulting from operations	(73,307,789)	(55,530,109)

Distributions to shareholders from

Net investment income

Class A	(242,413)	0

Class B	(123,878)	0

Class C	(41,418)	0

Class IS	(50,775)	0

Class I	(1,886,007)	0

Net realized gains

Class A	(397,319)	(3,918,700)

Class B	(966,947)	(4,800,216)

Class C	(355,783)	(2,888,296)

Class IS	(78,294)	(680,016)

Class I	(1,925,337)	(22,300,559)

Total distributions to shareholders	(6,068,171)	(34,587,787)

Capital share transactions

Proceeds from shares sold	126,741,744	127,306,687

Net asset value of shares issued in reinvestment of distributions	5,568,696	27,110,453

Payment for shares redeemed	(204,486,415)	(74,481,970)

Net asset value of shares issued in acquisition	0	87,942,119

Net increase (decrease) in net assets resulting from capital share transactions	(72,175,975)	167,877,289

Total increase (decrease) in net assets	(151,551,935)	77,759,393

Net assets

Beginning of period	897,195,322	302,038,147

End of period	$745,643,387	$379,797,540

Undistributed (overdistributed) net investment income (loss)	$ (43,215)	$ (768,949)

See Combined Notes to Financial Statements.

EVERGREEN
Equity Funds
Statements of Changes in Net Assets
Year Ended June 30, 2000

	Equity Index Fund	Special Equity Fund

Operations

Net investment income	$ 6,487,808	$ (1,034,409)

Net realized gains or losses on securities and futures contracts	(2,560,245)	38,326,333

Net change in unrealized gains or losses on securities and futures contracts	51,274,071	7,296,365

Net increase in net assets resulting from operations	55,201,634	44,588,289

Distributions to shareholders from

Net investment income

Class A	(482,496)	0

Class B	(303,501)	0

Class C	(40,926)	0

Class IS	(238,272)	0

Class I	(5,942,202)	0

Net realized gains

Class A	(358,623)	(503,264)

Class B	(1,092,585)	(545,776)

Class C	(131,127)	(362,155)

Class IS	(264,381)	(856,226)

Class I	(3,855,784)	(21,494,234)

Total distributions to shareholders	(12,709,897)	(23,761,655)

Capital share transactions

Proceeds from shares sold	447,773,097	221,703,992

Net asset value of shares issued in reinvestment of distributions	11,758,653	18,559,619

Payment for shares redeemed	(362,770,305)	(80,061,050)

Net increase in net assets resulting from capital share transactions	96,761,445	160,202,561

Total increase in net assets	139,253,182	181,029,195

Net assets

Beginning of period	757,942,140	121,008,952

End of period	$897,195,322	$302,038,147

Undistributed (overdistributed) net investment income	$ (26,320)	$ (1,700)

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements   (Unaudited)

1. ORGANIZATION

The Evergreen Equity Funds consist of Evergreen Equity Index Fund (“Equity Index Fund”) and Evergreen Special Equity Fund (“Special Equity Fund”), (collectively, the “Funds”). Each Fund is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C, Institutional Service shares (“Class IS”) and Institutional shares (“Class I”). Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B and Class C shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Listed equity securities are valued at the last sale price reported on the national securities exchange, where the securities are principally traded.

Mutual fund shares held in a Fund are valued at the net asset value of each mutual fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

A. Repurchase Agreements
Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund’s behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

B. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on securities and foreign currency related transactions. Net realized foreign currency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

Combined Notes to Financial Statements (continued)

C. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts (“variation margin”) as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in each Fund’s Statement of Assets and Liabilities.

D. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other qualified financial organizations. Loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral as necessary. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days’ notice. The Fund bears the risk that the borrower may not provide additional collateral when required or return the securities when due.

E. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

F. Federal Taxes
The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. Accordingly, no provision for federal income or excise tax is required.

G. Distributions
Distributions from net investment income for the Funds are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. To the extent that realized capital gains can be offset by capital loss carryovers, it is each Fund’s policy not to distribute such gains. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles .

H. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

Combined Notes to Financial Statements (Unaudited) (continued)

3. INVESTMENT ADVISORY AGREEMENT(S) AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank (“FUNB”), a subsidiary of First Union Corporation (“First Union”), is the investment advisor to the Equity Index Fund and is paid a management fee that is computed and paid daily at an annual rate of 0.32% of the Fund’s average daily net assets.

Meridian Investment Company (“MIC”), an indirect, wholly owned subsidiary of First Union, serves as the investment advisor to the Special Equity Fund. In return for its services, MIC is paid an annual fee equal to 0.92% of average daily net assets of the Fund.

During the six months ended December 31, 2000, the amount of investment advisory fees waived by the investment advisors and the impact on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Fees Waived	% of Average Net Assets

Equity Index Fund	$1,275,878	0.31%
Special Equity Fund	421,476	0.22%

Evergreen Investment Services (“EIS”), an indirect, wholly owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. For its services, the Funds pay the administrator a fee at the annual rate of 0.10% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class A	0.25%
Class B	1.00
Class C	1.00
Class IS	0.25

During the six months ended December 31, 2000, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B, Class C and Class IS were as follows:

	Class A	Class B	Class C	Class IS

Equity Index Fund	$103,662	$1,029,263	$332,880	$22,118
Special Equity Fund	47,752	237,863	139,942	7,785

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Combined Notes to Financial Statements (Unaudited) (continued)

5. ACQUISITION

Effective on the close of business on July 21, 2000, Special Equity Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Select Social Principles Fund, an open-end management investment company registered under the 1940 Act, in an exchange of shares. The net assets were exchanged through a tax-free exchange for 3,363 Class IS shares and 6,028,088 Class I of Special Equity Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $16,276,579. The aggregate net assets of Special Equity Fund and Evergreen Select Social Principles Fund immediately prior to the acquisition were $313,292,943 and $87,942,119, respectively. The aggregate net assets of Special Equity Fund immediately after the acquisition were $401,235,062.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C, Class IS, and Class I.

EQUITY INDEX FUND

	Six Months Ended December 31, 2000		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	428,413	$ 22,949,915	1,367,393	$ 74,486,727
Automatic conversion of Class B shares to Class A shares	0	0	48,779	2,691,257
Shares issued in reinvestment of distributions	12,045	624,782	15,426	817,672
Shares redeemed	(259,123)	(13,728,855)	(704,342)	(36,432,072)

Net increase	181,335	9,845,842	727,256	41,563,584

Class B
Shares sold	550,991	29,281,680	2,236,084	117,048,528
Automatic conversion of Class B shares to Class A shares	0	0	(48,779)	(2,691,257)
Shares issued in reinvestment of distributions	20,395	1,047,210	24,901	1,314,284
Shares redeemed	(301,473)	(16,047,337)	(541,534)	(31,226,942)

Net increase	269,913	14,281,553	1,670,672	84,444,613

Class C
Shares sold	603,578	32,097,689	1,006,631	53,264,432
Shares issued in reinvestment of distributions	7,151	367,114	2,611	138,200
Shares redeemed	(109,324)	(5,688,472)	(76,030)	(4,053,895)

Net increase	501,405	26,776,331	933,212	49,348,737

Class IS
Shares sold	23,076	1,186,781	109,070	5,755,898
Shares issued in reinvestment of distributions	2,385	123,897	9,263	488,264
Shares redeemed	(35,683)	(1,932,145)	(507,648)	(24,104,029)

Net decrease	(10,222)	(621,467)	(389,315)	(17,859,867)

Class I
Shares sold	762,829	41,225,679	3,854,353	197,217,512
Shares issued in reinvestment of distributions	65,285	3,405,693	170,171	9,000,233
Shares redeemed	(3,096,063)	(167,089,606)	(5,130,778)	(266,953,367)

Net decrease	(2,267,949)	(122,458,234)	(1,106,254)	(60,735,622)

Net increase (decrease)		$ (72,175,975)		$ 96,761,445

Combined Notes to Financial Statements (Unaudited) (continued)

SPECIAL EQUITY FUND

	Six Months Ended December 31, 2000		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	989,092	$ 13,649,568	2,421,917	$ 36,355,067
Automatic conversion of Class B shares to Class A shares	75	1,071	0	0
Shares issued in reinvestment of distributions	263,426	3,686,930	29,253	425,298
Shares redeemed	(454,705)	(5,941,582)	(193,031)	(2,960,193)

Net increase	797,888	11,395,987	2,258,139	33,820,172

Class B
Shares sold	1,464,795	20,279,539	2,803,081	42,066,143
Automatic conversion of Class B shares to Class A shares	(75)	(1,071)	0	0
Shares issued in reinvestment of distributions	338,462	4,681,805	31,945	461,238
Shares redeemed	(344,427)	(4,570,887)	(211,463)	(3,238,744)

Net increase	1,458,755	20,389,386	2,623,563	39,288,637

Class C
Shares sold	596,224	8,311,887	1,743,304	26,381,499
Shares issued in reinvestment of distributions	196,629	2,732,321	21,234	306,735
Shares redeemed	(272,313)	(3,443,049)	(111,965)	(1,738,307)

Net increase	520,540	7,601,159	1,652,573	24,949,927

Class IS
Shares sold	37,097	$489,419	441,785	6,632,358
Shares issued in reinvestment of distributions	39,642	554,732	54,558	730,361
Shares redeemed	(136,299)	(2,002,860)	(284,897)	(4,239,421)
Shares issued in acquisition of Evergreen Select Social Principles Fund	3,363	48,289	0	0

Net increase (decrease)	(56,197)	(910,420)	211,446	3,123,298

Class I
Shares sold	6,056,657	$ 84,576,274	7,415,812	110,268,925
Shares issued in reinvestment of distributions	1,122,417	15,454,665	1,218,885	(67,884,385)
Shares redeemed	(4,109,058)	(58,523,592)	(4,802,221)	16,635,987
Shares issued in acquisition of Evergreen Select Social Principles Fund	6,028,088	87,893,830	0	0

Net increase	9,098,104	129,401,177	3,832,476	59,020,527

Net increase		$167,877,289		$160,202,561

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2000:

	Cost of Purchases	Proceeds from Sales

Equity Index Fund	$ 53,907,625	$126,195,902
Special Equity Fund	480,253,793	369,350,377

At December 31, 2000, the Equity Index Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2000	Unrealized Loss

March 2001	40 S&P 500 Index	$13,825,355	$13,350,000	$475,355

Each Fund loaned securities during the six months ended December 31, 2000 to certain brokers who paid the Fund a negotiated lenders’ fee. For the Equity Index Fund, the value of securities on loan and the value of collateral (including accrued interest) amounted to $22,883,558 and $24,039,852, respectively. For the Special Equity Fund, the value of securities on loan and the value of collateral (including accrued interest) amounted to $38,761,547 and $41,562,146, respectively.

Combined Notes to Financial Statements (Unaudited) (continued)

8. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund’s related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions received by each Fund and the impact of the total expense represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets

Equity Index Fund	$19,204	0.00%
Special Equity Fund	10,691	0.01%

9. DEFERRED TRUSTEES’ FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Funds and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the six months ended December 31, 2000, the Funds had no borrowings under these agreements.

11. CONCENTRATION OF RISK

The Funds may invest a substantial portion of their assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirement will not have a material impact on the Funds’ financial statements.

Evergreen Funds

Money Market Funds
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Municipal Bond Fund
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Short and Intermediate Term Bond Funds
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Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Diversified Bond Fund
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Quality Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
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Growth & Income Funds
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Equity Income Fund
Equity Index Fund
Growth and Income Fund
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Value Fund

Domestic Growth Funds
Aggressive Growth Fund
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Sector Funds
Health Care Fund
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Utility and Telecommunications Fund

Global & International Funds
Emerging Markets Growth Fund
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International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

552500 2/2001

79087

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